Capital and reserves (Tables)	6 Months Ended
Jun. 30, 2022
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Summary Of Movements In GHL Ordinary Shares
The movement in GHL Ordinary Shares during the six months ended June 30, 2022 is as follows:

(in thousands of shares)	Class A ordinary shares	Class B ordinary shares

In issue at December 31, 2021	3,619,098	122,882
Restricted ordinary shares issued but not paid	—	(32,452)

In issue at December 31 – fully paid	3,619,098	90,430
Issued for acquisition of non-controlling interests (described below)	77,170	—
Issued in relation to business combination	8,194	—
Restricted share units vested	15,444	112
Exercise of share options	1,185	7,356
Restricted ordinary shares vested	—	10,817
Conversion of Class B ordinary shares to Class A ordinary shares	600	(600)

In issue at June 30 – fully paid	3,721,691	108,115

Summary of Non-Controlling Interests

$ million

Carrying amount of non-controlling interests acquired	256
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(417)

Decrease in equity attributable to owners of the Company recognised in accumulated losses	(161)